Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 03, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 03, 2022
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
SilverPepper Commodity Strategies Global Macro Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – SILVERPEPPER COMMODITY STRATEGIES GLOBAL MACRO FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The primary investment objective of the SilverPepper Commodity Strategies Global Macro Fund (the "Fund" or “Commodity Strategies Global Macro Fund”) is to seek returns that are largely uncorrelated with the returns of the general stock and bond markets. The Commodity Strategies Global Macro Fund also seeks capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Commodity Strategies Global Macro Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2032
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Commodity Strategies Global Macro Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Commodity Strategies Global Macro Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Commodity Strategies Global Macro Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Commodity Strategies Global Macro Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Commodity Strategies Global Macro Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Commodity Strategies Global Macro Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Global Macro is an investment strategy that is defined by its freedom to trade both long and short positions in an array of asset classes and investment instruments located anywhere in the world. The Commodity Strategies Global Macro Fund intends to take full advantage of its investment freedom, but plans to do so based primarily on its Sub-Advisor’s views of commodity prices.

The Advisor and Sub-Advisor (as defined herein) believe that the Commodity Strategies Global Macro Fund is distinguished from other global macro funds by its focus on commodities and the impact that commodity fundamentals (the factors that impact the supply and demand of commodities) have on commodity prices as well as the prices of other asset classes. Regardless of whether the Commodity Strategies Global Macro Fund owns a stock, bond, commodity or currency, the reason for holding that asset will typically be influenced, in some way or another, by the Sub-Advisor’s views of commodity prices and how commodity prices influence other asset prices. Under normal market conditions, the Fund expects to primarily invest in securities and instruments that provide investment exposure to a variety of countries and regions throughout the world, including both developed and emerging markets. The Fund further expects, under normal circumstances, to provide investment exposure to at least three different countries other than the United States. To satisfy its country exposure, the Fund may invest in foreign currencies, sovereign debt, foreign equities and futures contracts that are linked to the performance of commodities, as the commodities underlying the futures contracts in which the Fund invests are produced and consumed throughout the world. Adverse economic, social, political or environmental conditions may affect the production and/or consumption of certain commodities in different countries or regions and, therefore, may have a significant effect on the overall value of such commodities. To the extent the Fund engages in derivative transactions, it may be required to cover its obligations under those transactions.  As a result, the Fund expects that it may hold a significant portion of its assets in U.S. Government securities, short-term debt securities, money market instruments, cash and other cash equivalents to collateralize its derivative transactions.

The day-to-day management of the Commodity Strategies Global Macro Fund is conducted by Galtere Inc. (“Galtere” or the “Sub-Advisor”), which specializes in managing commodity-based global macro investment strategies. To implement the investment strategy for the Commodity Strategies Global Macro Fund, Galtere draws on its experience and expertise in commodity markets to identify market drivers, or trends, which may create favorable investment opportunities for the Commodity Strategies Global Macro Fund. This analysis includes consideration of factors such as geopolitical movements, economic cycles, international production and consumption patterns, demographics, and weather patterns. From this global snapshot, three to five investment themes are typically developed, across which capital is allocated at the Sub-Advisor’s discretion. While these themes are typically long-term, they undergo regular reevaluation. As long as Galtere’s fundamental research continues to support the underlying hypotheses of a theme, the theme may continue to be a driver of specific investments within the Commodity Strategies Global Macro Fund.

To implement specific investments and profile specific long or short trades, all asset classes, such as common stocks, bonds, commodities, and currencies, are considered. Bottom-up fundamental analysis is used to profile the trades. Once the specific investment instrument is chosen that best articulates the theme, then Galtere’s proprietary price-analysis model is used to identify what it believes will be the most advantageous entry and exit prices for that investment. Generally, a combination of long and/or short positions are used to express each theme. Bonds in which the Fund invests will generally be investment grade, of any maturity, and may include, but are not limited to, those of U.S. Government, sovereign and corporate issuers. Investment grade securities are those rated at the time of acquisition Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or higher by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P, Moody’s or Fitch, determined by the Fund’s Sub-Advisor to be of comparable credit quality.

The investment approach also places a strong emphasis on risk management. Galtere uses future and options contracts for risk management in an attempt to reduce position-specific risk or volatility. Galtere’s process uses a variety of hedging and other investment techniques that seek to protect capital and attempt to reduce the frequency and severity of loss.

As part of pursuing its investment strategy, the Commodity Strategies Global Macro Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s Advisor and has the same investment objective as the Commodity Strategies Global Macro Fund. The Subsidiary will generally invest in derivatives, including commodity futures, options on commodity futures, or other investments intended to serve as margin or collateral for derivative positions.

The instruments in which the Commodity Strategies Macro Global Fund invests may have payments linked to the performance of commodities. Although the Commodity Strategies Global Macro Fund expects to make these investments principally by investing in the Subsidiary, the Commodity Strategies Global Macro Fund also may invest directly in the same instruments to the extent permitted under the 1940 Act and consistent with its intent to be treated as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). References in this Prospectus to investments by, and activities and risks of, the Commodity Strategies Global Macro Fund may also include investments by, and activities and risks of, the Subsidiary.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Commodity Strategies Global Macro Fund is set forth below. Because the Commodity Strategies Global Macro Fund may be considered to be investing indirectly through its Subsidiary, references to the Commodity Strategies Global Macro Fund’s risks also include risks associated with investing in the Subsidiary. Before you decide whether to invest in the Commodity Strategies Global Macro Fund, carefully consider these risk factors associated with investing in the Commodity Strategies Global Macro Fund, which may cause investors to lose money. There can be no assurance that the Commodity Strategies Global Macro Fund will achieve its investment objectives.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Futures Strategy/Commodities Risk. Exposure to the commodities markets (including financial futures markets) through investments in futures may subject the Commodity Strategies Global Macro Fund to greater volatility than cash market investments in securities. Prices of commodities and related contracts may fluctuate significantly and unpredictably over short periods for a variety of reasons, including physical storage risks, changes in interest rates, overall market movements, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day and the size of contract positions taken. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Emerging Markets Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Commodity Strategies Global Macro Fund may not correlate with the value of the underlying instrument or the Commodity Strategies Global Macro Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund's relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Commodity Strategies Global Macro Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Commodity Strategies Global Macro Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Commodity Strategies Global Macro Fund’s performance. To the extent that the Commodity Strategies Global Macro Fund invests in over-the-counter options, the Commodity Strategies Global Macro Fund may be exposed to counterparty risk.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Lack of Correlation Risk; Hedging Risk. There can be no assurance that the Fund’s hedges will be effective. Any decrease in negative correlation or increase in positive correlation between the positions the Sub-Advisor anticipated would be offsetting (such as short and long positions in securities or currencies held by the Fund) could result in significant losses for the Fund.

Credit Risk. If an issuer or guarantor of a debt security held by the Commodity Strategies Global Macro Fund or a counterparty to a financial contract with the Commodity Strategies Global Macro Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Commodity Strategies Global Macro Fund’s portfolio will typically decline.

Foreign Sovereign Risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer term and lower rated securities are more volatile than shorter-term and higher rated securities.

Government-Sponsored Entities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Commodity Strategies Global Macro Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Commodity Strategies Global Macro Fund replaces the security or other instrument borrowed to make the short sale, the Commodity Strategies Global Macro Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

Asset Coverage Risk. As a series of an investment company registered with the SEC, the Commodity Strategies Global Macro Fund must engage in certain measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Commodity Strategies Global Macro Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Commodity Strategies Global Macro Fund’s investment in such investments) even if they are covered. The Fund, at its discretion, may forgo asset coverage in favor of implementing the SEC’s new and more comprehensive requirements under Rule 18f-4 of the 1940 Act, including value-at-risk (“VaR”) limitations on the Fund’s leverage risk.

Subsidiary Risk. By investing in the Subsidiary, the Commodity Strategies Global Macro Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not itself subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States, the U.S. states or the Cayman Islands, under which the Fund and Subsidiary are organized and operated, as applicable, could prevent the Commodity Strategies Global Macro Fund or the Subsidiary from operating as described in this Prospectus and could negatively affect the Commodity Strategies Global Macro Fund and its shareholders.

Tax Risk. To qualify for the tax treatment available to regulated investment companies under the Code, the Commodity Strategies Global Macro Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.” Income derived from direct investments in commodities is not “qualifying income.” In addition, the Internal Revenue Service (the “IRS”) has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives does not constitute “qualifying income.” Investment through the Subsidiary is expected to allow the Commodity Strategies Global Macro Fund to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

The tax treatment of the Fund’s investment in commodity interests or in the Subsidiary could nevertheless be adversely affected by future legislation or Treasury regulations.

Leveraging Risk. Certain transactions the Commodity Strategies Global Macro Fund and/or the Subsidiary may undertake, such as entering into futures contracts, options, and short sales, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Commodity Strategies Global Macro Fund’s investments and make the Commodity Strategies Global Macro Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Commodity Strategies Global Fund would otherwise have, potentially resulting in the loss of all assets. The Commodity Strategies Global Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Equity Risk. The value of the equity securities held by the Commodity Strategies Global Macro Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Commodity Strategies Global Macro Fund participate, or factors relating to specific companies in which the Commodity Strategies Global Macro Fund invests.

Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

ETF and Mutual Fund Risk. Investing in ETFs or mutual funds (including other funds managed by the Fund’s advisor) will provide the fund with exposure to the risks of owning the underlying securities the ETFs or mutual funds hold. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF or a mutual fund, if the mutual fund is an index fund, may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF or mutual fund, the temporary unavailability of certain index securities in the secondary market, or discrepancies between the ETF or mutual fund and the index with respect to the weighting of securities or the number of securities held. It may be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. Investing in ETFs and mutual funds, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Liquidity Risk. The Commodity Strategies Global Macro Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil. If the Commodity Strategies Global Macro Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Valuation Risk. The sales price the Commodity Strategies Global Macro Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Fund using a fair value methodology. Investors who purchase or redeem Commodity Strategies Global Macro Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

LIBOR Risk. Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and it is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to determine, and they may vary depending on factors that include, but are not limited to, (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and there may be a reduction in the value of certain instruments held by the Fund.

COVID-19 Related Market Events. The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers or securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.silverpepperfunds.com, or by calling the Fund at 1-855-554-5540. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-554-5540
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.silverpepperfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return as of September 30, 2022 was 6.72%.

Institutional Class
Highest Calendar Quarter Return at NAV	14.02%	Quarter Ended 6/30/2021
Lowest Calendar Quarter Return at NAV	(14.44)%	Quarter Ended 3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class shares.
SilverPepper Commodity Strategies Global Macro Fund | Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.11%
5 Years	rr_AverageAnnualReturnYear05	3.66%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Commodity Strategies Global Macro Fund | Advisor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.16%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,317
1 Year	rr_AverageAnnualReturnYear01	22.41%
5 Years	rr_AverageAnnualReturnYear05	3.59%
Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Commodity Strategies Global Macro Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.02%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,348
Annual Return 2014	rr_AnnualReturn2014	(6.59%)
Annual Return 2015	rr_AnnualReturn2015	(7.17%)
Annual Return 2016	rr_AnnualReturn2016	5.30%
Annual Return 2017	rr_AnnualReturn2017	(2.12%)
Annual Return 2018	rr_AnnualReturn2018	(8.30%)
Annual Return 2019	rr_AnnualReturn2019	4.34%
Annual Return 2020	rr_AnnualReturn2020	3.95%
Annual Return 2021	rr_AnnualReturn2021	22.50%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	672.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.44%)
1 Year	rr_AverageAnnualReturnYear01	22.50%
5 Years	rr_AverageAnnualReturnYear05	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Commodity Strategies Global Macro Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.84%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.16%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.21%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013	[2]
SilverPepper Commodity Strategies Global Macro Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.20%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.53%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013	[2]
SilverPepper Merger Arbitrage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – SILVERPEPPER MERGER ARBITRAGE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The primary investment objective of the SilverPepper Merger Arbitrage Fund (the "Fund" or “Merger Arbitrage Fund”) is to seek returns that are largely uncorrelated with the returns of the general stock market. The Merger Arbitrage Fund also seeks capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Merger Arbitrage Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2032
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Merger Arbitrage Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Merger Arbitrage Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Merger Arbitrage Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 291% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	291.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Merger Arbitrage Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Merger Arbitrage Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Merger Arbitrage Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Merger arbitrage is an investment strategy that specializes in buying the publicly-traded common or preferred stock of a company that is involved in a significant corporate event, such as a merger or acquisition. Investments in companies that are involved in these life-changing events have both risk and return characteristics that are markedly different from investing in the stock market in general. Under normal market conditions, the Merger Arbitrage Fund will primarily invest using merger arbitrage strategies. During periods of market turbulence or low merger and acquisition activity, the Fund may hold a substantial amount in cash and cash equivalents.

Traditional stock investing, and its risks and returns, are tied not only to company-specific factors such as profitability and prospects for growth, but also to broader economic factors such as interest rates, inflation, global trade and political risks. In contrast, both the risk and return of merger-arbitrage investing are largely isolated from the daily gyrations of the stock market, and instead are dependent on the successful or unsuccessful completion of a merger or acquisition. As a function of its investment strategy, merger-arbitrage investing creates returns that are largely uncorrelated with, or independent of, the returns of the stock market.

The typical merger-arbitrage strategy seeks to generate a return by purchasing the stock of the company being acquired, which is commonly known as the target company (the “target”), and when appropriate, shorting the stock of the acquiring company. The purpose of the strategy is to profit by earning the “spread,” or difference in price, between:

1.	The current trading price of the target company following the announcement of the merger, and

2.	The contractual price to be paid for the target company in the future when the transaction closes.

This spread, or the return that can be earned, is usually relatively narrow, offering a modest nominal total return. However, since a merger transaction generally is completed in three to four months, this modest return translates into higher annualized returns.

Every merger transaction has a unique set of risks and deal terms. Since the risks of each transaction, not the general movement of the stock market, drive the returns and risks of the Merger Arbitrage Fund, assessing the risks of each merger event is critical.

Chicago Capital Management, LLC (“Chicago Capital” or the “Sub-Advisor”) is the Sub-Advisor for the Merger Arbitrage Fund and is responsible for the day-to-day management of the Fund. Chicago Capital specializes in merger-arbitrage investing and has significant experience and expertise in assessing the risk and return tradeoff of investing in companies involved in a publicly announced merger. After the announcement of a merger, Chicago Capital explores the opportunity of investing in the transaction. If Chicago Capital believes the merger is attractive and meets Chicago Capital’s guidelines, the Merger Arbitrage Fund will initiate an opening position in the transaction.

The Sub-Advisor has the ability to invest in a wide array of event-driven transactions, including preferred arbitrage or other capital structure and arbitrage transactions, but will primarily invest in mergers or acquisitions that are initiated and announced by well-financed companies that are also strategic acquirers. Chicago Capital believes merger transactions with these characteristics provide the best risk-adjusted returns. Chicago Capital continuously monitors a pending transaction for all the elements of potential risk, including regulatory-approval risk, changes in deal terms, financing and shareholder approval. Chicago Capital may actively buy or sell merger investments based on their assessment of the merger’s risks and profit opportunity.

The Merger Arbitrage Fund is not limited by market capitalization or industry. It will invest across industries, sectors and geographies, although it will invest predominantly in companies located in the United States and Canada. Although the Fund may invest in transactions across industries and sectors, it may, from time to time, focus its investments in one or more industries or sectors. The Fund may engage in frequent and active trading.

In executing the Merger Arbitrage Fund’s strategy, Chicago Capital generally expects to employ leverage and to use a variety of hedging techniques including those involving short sales and less frequently, options.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. and Canadian issuers, which may include American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Merger Arbitrage Fund is “non-diversified” under the 1940 Act, which means that it may invest more of its assets in fewer issuers than a “diversified” mutual fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Merger Arbitrage Fund are described below. Before you decide whether to invest in the Merger Arbitrage Fund, carefully consider these risk factors associated with investing in the Merger Arbitrage Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. For example, the financial crisis that began in 2007 caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments fell, credit became more scarce worldwide and there was significant uncertainty in the markets. More recently, Russia’s invasion of Ukraine and the COVID-19 pandemic have negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Such environments could make identifying investment risks and opportunities especially difficult for the Advisor. In response to the crises, the United States and other governments have taken steps to support financial markets. The withdrawal of this support or failure of efforts in response to a crisis could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Merger and Other Arbitrage Transactions Risk. The Merger Arbitrage Fund invests or takes short positions in securities of companies that are the subject of an acquisition. When Chicago Capital determines that it is probable that an acquisition will be consummated, the Merger Arbitrage Fund may purchase securities at prices often only slightly below the anticipated value to be paid or exchanged for such securities in the merger, exchange offer or cash tender offer (and substantially above the price at which such securities traded immediately prior to the announcement of the merger, exchange offer or cash tender offer). Likewise, when Chicago Capital believes it is likely that a transaction will not be consummated, the Merger Arbitrage Fund may take short positions in such securities in order to capture the difference attributable to the perceived market overvaluation of the acquisition target. In the case of an investment in a potential acquisition target, if the proposed merger, exchange offer or cash tender offer appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security to be tendered or exchanged will usually decline sharply, resulting in a loss to the Merger Arbitrage Fund. The main risks of investing in a merger or acquisition transaction are typically that the transaction is renegotiated, the transaction takes longer to complete than originally planned, or the transaction is never completed. These risks may be realized for a variety of reasons, such as the inability to finance the transaction, lack of regulatory approval from either state, federal or international agencies, the failure of shareholders to approve the transaction, or a variety of other financial or strategic reasons. If a merger is not completed, the Merger Arbitrage Fund could incur a loss.

Equity Risk. The value of the equity securities held by the Merger Arbitrage Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Merger Arbitrage Fund participate, or factors relating to specific companies in which the Merger Arbitrage Fund invests.

Leveraging Risk. Certain Fund transactions, such as entering into futures contracts, options, and short sales, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Merger Arbitrage Fund’s investments and make the Merger Arbitrage Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Merger Arbitrage Fund would otherwise have had, potentially resulting in the loss of all assets. The Merger Arbitrage Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Merger Arbitrage Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Merger Arbitrage Fund replaces the security or other instrument borrowed to make the short sale, the Merger Arbitrage Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

Sector Focus Risk. The Merger Arbitrage Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Non-Diversification Risk. The Merger Arbitrage Fund is classified as “non-diversified,” which means the Merger Arbitrage Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Merger Arbitrage Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Micro-Cap, Small-Cap and Mid-Cap Company Risk. The securities of micro-capitalization, small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Merger Arbitrage Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange and other fees from the costs from changes in share prices and payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Portfolio Turnover Risk. Mergers and acquisitions in which the Fund invests typically close in 3-6 months. The result of a closure is that the Fund’s opportunity in those deals has ended and the Fund will look to invest in new deals. This will lead to higher turnover than what may occur in the average mutual fund. Active and frequent trading of the Merger Arbitrage Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to, one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Merger Arbitrage Fund may not correlate with the value of the underlying instrument or the Merger Arbitrage Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Merger Arbitrage Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Merger Arbitrage Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Merger Arbitrage Fund’s performance. To the extent that the Merger Arbitrage Fund invests in over-the-counter options, the Merger Arbitrage Fund may be exposed to counterparty risk.

Lack of Correlation Risk; Hedging Risk. There can be no assurance that the Fund’s hedges will be effective. Any decrease in negative correlation or increase in positive correlation between the positions the Sub-Advisor anticipated would be offsetting (such as short and long positions in securities or currencies held by the Fund) could result in significant losses for the Fund.

Liquidity Risk. The Merger Arbitrage Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Merger Arbitrage Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Asset  Coverage Risk. As a series of an investment company registered with the SEC, the Merger Arbitrage Fund must engage in certain measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Merger Arbitrage Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Merger Arbitrage Fund’s investment in such investments) even if they are covered. The Fund, at its discretion, may forgo asset coverage in favor of implementing the SEC’s new and more comprehensive requirements under Rule 18f-4 of the 1940 Act, including value-at-risk (“VaR”) limitations on the Fund’s leverage risk.

Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

LIBOR Risk. Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and it is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to determine, and they may vary depending on factors that include, but are not limited to, (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, and there may be a reduction in the value of certain instruments held by the Fund.

COVID-19 Related Market Events. The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, Sub-Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Merger Arbitrage Fund is classified as “non-diversified,” which means the Merger Arbitrage Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Merger Arbitrage Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indices. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.silverpepperfunds.com, or by calling the Fund at 1-855-554-5540. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-554-5540
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.silverpepperfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return as of September 30, 2022 was 1.91%

Institutional Class
Highest Calendar Quarter Return at NAV	3.95%	Quarter Ended 12/31/2015
Lowest Calendar Quarter Return at NAV	(8.26)%	Quarter Ended 3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class shares.
SilverPepper Merger Arbitrage Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
Since Inception	rr_AverageAnnualReturnSinceInception	15.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Merger Arbitrage Fund | Advisor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPABX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.75%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	2.03%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	4.75%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 476
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,430
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,810
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Merger Arbitrage Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPAIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.75%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	2.08%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.83%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.58%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	4.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 451
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,360
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,278
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,614
Annual Return 2014	rr_AnnualReturn2014	2.44%
Annual Return 2015	rr_AnnualReturn2015	8.49%
Annual Return 2016	rr_AnnualReturn2016	4.30%
Annual Return 2017	rr_AnnualReturn2017	1.76%
Annual Return 2018	rr_AnnualReturn2018	0.44%
Annual Return 2019	rr_AnnualReturn2019	5.26%
Annual Return 2020	rr_AnnualReturn2020	(5.66%)
Annual Return 2021	rr_AnnualReturn2021	5.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.26%)
1 Year	rr_AverageAnnualReturnYear01	5.23%
5 Years	rr_AverageAnnualReturnYear05	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Merger Arbitrage Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.23%	[4]
5 Years	rr_AverageAnnualReturnYear05	0.86%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013	[4]
SilverPepper Merger Arbitrage Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.10%	[4]
5 Years	rr_AverageAnnualReturnYear05	0.84%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013	[4]
SilverPepper Long/Short Emerging Markets Currency Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – SILVERPEPPER LONG/SHORT EMERGING MARKETS CURRENCY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The primary investment objective of the SilverPepper Long/Short Emerging Markets Currency Fund (the “Fund” or “Long/Short Emerging Markets Currency Fund”) is to seek returns that are largely uncorrelated with the returns of the general stock and bond markets. The Fund also seeks positive absolute returns regardless of market conditions.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2032
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by taking long and short positions in a select number of currencies of emerging market countries. The Fund seeks to uncover specific price patterns in emerging market currencies, and endeavors to generate returns for investors from either changes in the spot prices of such currencies, or from the interest rate differentials between developed countries’ currencies, primarily the U.S. dollar, and the currencies of emerging market countries.

Under normal market conditions, at least 80% of the value of the Long/Short Emerging Markets Currency Fund’s net assets, including borrowings for investment purposes, if any, will be exposed to currencies of emerging market countries through currency forwards, both deliverable and non-deliverable forwards, futures contracts and other currency transactions, including spot currency transactions. Emerging market countries are those countries with low- to middle-income economies as classified by the World Bank or included in any of the Morgan Stanley Capital International (MSCI) emerging markets indices. The Fund’s assets that are not used to purchase currencies and other currency instruments will be invested in investment-grade debt, in particular U.S. Treasuries, with maturities of one year or less and/or money market funds. The Fund seeks returns that are uncorrelated to the movements of the general stock and bond markets. The Fund also seeks to achieve positive absolute returns (i.e., positive returns regardless of market conditions) through any net gains resulting from fluctuations in the values of currencies and any net income derived from owning debt securities. Net losses on currency transactions will reduce positive absolute returns.

The Fund may be exposed to currencies of developed and emerging market countries that, in the opinion of the Fund’s sub-advisor, Absolute Return Strategies Ltd. (the “Sub-Advisor”), have liquid currency markets. The Sub-Advisor uses proprietary and systematic price models that analyze the price movements of a select number of emerging markets currencies. These models analyze currency price movements in an attempt to identify price patterns that reflect the price relationships between developed and emerging-market currencies. The Sub-Advisor believes that currencies exhibit price movements and patterns that reflect factors, such as trade flows, capital flows, short- and long-term interest rates, and the supply/demand pressures of such currencies. The Sub-Advisor’s models use price data in an attempt to identify patterns that reflect significant changes that occur in the price relationships between emerging market and developed market currencies, which may lead to changes in investor behavior. As the models recognize specific price patterns that identify changes in the price relationships between currency pairs, the models will signal price levels at which emerging-market currencies should be either purchased or sold short. If no identifiable ascending (indicating long investment) or descending (indicating short sales) price pattern exists, the Fund will not take a position (either long or short) in the emerging market currency. The Fund’s investment exposure to emerging market currencies will fluctuate, and the Fund may incur leverage such that the Fund’s total notional investment exposure exceeds the Fund’s net assets.

The Sub-Advisor maintains ultimate discretion over the emerging-market currencies that may be eligible for investment, the investment modeling, and all investment-management decision making for the Fund. The price models may not protect against or capture certain extraordinary or sudden market events, such as government or central bank interventions, currency devaluations or revaluations, capital controls, suspension of convertibility, bank holidays, or shutdowns of the economy, and as a result the models may not be as effective during these periods. During periods of market turbulence, or when the model is unable to identify an appropriate price pattern, the Fund may hold a substantial amount in U.S. cash or U.S. cash equivalents.

In addition, the Fund may use various hedging and other strategic transactions, including derivative currency transactions, such as currency forwards and cross currency forwards. The Fund’s derivative transactions will typically be fully collateralized on a net basis and may cause the Fund to have net short exposure to a particular currency that is not offset by a long position in another currency.

The Fund will invest in debt securities rated investment grade at the time of purchase. Investment-grade debt securities are securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization (“NRSRO”), such as Standard and Poor’s Ratings Services (“S&P”), Fitch Ratings (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or if unrated by S&P, Fitch, Moody’s or another NRSRO, determined by the Sub-Advisor, to be of comparable credit quality. Such securities include U.S. government securities, including U.S. Treasuries, and cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular currency, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a currency, security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Foreign Investment Risk. The prices of foreign currencies or securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Emerging Markets Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in and currencies of developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Geographic Focus Risk. The Fund’s performance will be closely tied to the market, currency, economic, political, regulatory, geopolitical, and other conditions in the countries or regions in which the fund’s assets are invested and may be more volatile than the performance of more geographically-diversified funds.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to, one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Quantitative Modeling Risk. Quantitative models, including pattern-based matching models, may not accurately predict future market movements or characteristics, which may negatively impact performance. Models also may perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments.  In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Leveraging Risk. Certain Fund transactions, including entering into forward or futures contracts and taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Lack of Correlation; Hedging Risk. There can be no assurance that the Fund’s hedges will be effective. Any decrease in negative correlation or increase in positive correlation between the positions the Sub-Advisor anticipated would be offsetting (such as short and long positions in securities or currencies held by the Fund) could result in significant losses for the Fund.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Asset  Coverage Risk. As a series of an investment company registered with the SEC, the Long/Short Emerging Markets Currency Fund must engage in certain measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Long/Short Emerging Markets Currency Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Long/Short Emerging Markets Currency Fund’s investment in such investments) even if they are covered. The Fund, at its discretion, may forgo asset coverage in favor of implementing the SEC’s new and more comprehensive requirements under Rule 18f-4 of the 1940 Act, including value-at-risk (“VaR”) limitations on the Fund’s leverage risk.

Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular currency, country, security, sector or region, which may prove to be incorrect.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

COVID-19 Related Market Events. The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There have also been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Rates of inflation have also recently risen, which could adversely affect economies and markets. In addition, the COVID-19 pandemic, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 pandemic may cause similar disruptions and effects.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.
SilverPepper Long/Short Emerging Markets Currency Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPEFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.81%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.85%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 582

[1]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Commodity Strategies Global Macro Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Commodity Strategies Global Macro Fund’s Advisor Class and Institutional Class shares, respectively. This agreement is in effect until October 31, 2032, and it may be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Commodity Strategies Global Macro Fund, subject to certain limitations, of fees waived or payments made to the Commodity Strategies Global Macro Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns shown depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class shares.
[3]	The Merger Arbitrage Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Merger Arbitrage Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.00% and 1.75% of the average daily net assets of the Merger Arbitrage Fund’s Advisor Class and Institutional Class shares, respectively. This agreement is in effect until October 31, 2032, and it may be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees. The Merger Arbitrage Fund’s advisor is permitted to seek reimbursement from the Merger Arbitrage Fund, subject to certain limitations, of fees waived or payments made to the Merger Arbitrage Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns shown depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class shares.
[5]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[6]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.85% of the average daily net assets of the Fund’s Institutional Class shares. This agreement is in effect until October 31, 2032, and it may be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.